Derivative Instruments and Hedging Activities Derivative Assets and Liabilties, Offsetting (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amount recognized, derivative assets	$ 233	$ 243
Gross amount eligible for offsetting, derivative assets	8	11
Net amount, derivative assets	225	232
Gross amount, derivative liabilities	1,727	1,813
Gross amount eligible for offsetting, derivative liabilities	(8)	(11)
Net Amount, derivative liabilities	$ 1,719	$ 1,802